Transfers of financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Schedule of Fair Values of Available-for-Sale (AFS) Instruments

Securities lending	2019	2018

Carrying amount of transferred financial assets	2,734	3,718
Fair value of cash collateral received	2,146	2,480
Fair value of non-cash collateral received	780	1,356
Net exposure	(192)	(117)

Non-cash collateral that can be sold or repledged in the absence of default	618	1,171
Non-cash collateral that has been sold or transferred	-	-

Summary of Carrying Amount of Financial Assets
The following table reflects the carrying amount of financial assets that have been transferred to another party in such a way that part or all of the transferred financial assets do not qualify for derecognition. Furthermore, it reflects the carrying amounts of the associated liabilities.

	2019
				Financial assets at fair
	Available-for-sale financial assets			value through profit or loss
	Shares	Debt securities	Debt securities	Investments for account of policyholders
Carrying amount of transferred assets	144	3,127	20	161
Carrying amount of associated liabilities	155	3,304	21	4

	2018
	Available-for-sale financial assets			Financial assets at fair value through profit or loss
				Investments for account
	Shares	Debt securities	Debt securities	of policyholders
Carrying amount of transferred assets	81	3,310	404	249
Carrying amount of associated liabilities	91	3,396	416	69

Summary of Reverse Repurchase Agreements

Reverse repurchase agreements	2019	2018

Cash paid for reverse repurchase agreements	4,980	2,195
Fair value of non-cash collateral received	5,003	2,224
Net exposure	(23)	(29)

Non-cash collateral that can be sold or repledged in the absence of default	4,640	1,740
Non-cash collateral that has been sold or transferred	-	-

Summary of Carrying Amount of Collateral Pledged and the Corresponding Amounts
The following tables present the carrying amount of collateral pledged and the corresponding amounts.

Assets pledged for general account and contingent liabilities	2019	2018

General account (contingent) liabilities	2,664	4,844
Collateral pledged	3,726	6,694
Net exposure	(1,061)	(1,849)

Non-cash collateral that can be sold or repledged by the counterparty	-	-

Assets pledged for repurchase agreements	2019	2018

Cash received on repurchase agreements	719	322
Collateral pledged (transferred financial assets)	718	325
Net exposure	-	(3)

Residential mortgage- backed securities [member]
Statement [LineItems]
Schedule of Fair Values of Available-for-Sale (AFS) Instruments	The fair values of Aegon Americas’ available-for-sale (AFS) RMBS instruments were determined as follows:

	Level II	Level III	Total 2019	Level II	Level III	Total 2018
RMBS	2,188	34	2,222	2,060	42	2,102

Commercial mortgage- backed securities (CMBSs) [member]
Statement [LineItems]
Schedule of Fair Values of Available-for-Sale (AFS) Instruments	The fair values of Aegon Americas’ available-for-sale (AFS) CMBS instruments were determined as follows:

	Level II	Level III	Total 2019	Level II	Level III	Total 2018

CMBS	3,427	-	3,427	3,310	4	3,314

Asset backed securities [member]
Statement [LineItems]
Schedule of Fair Values of Available-for-Sale (AFS) Instruments
The fair values of Aegon Americas and Aegon the Netherlands
available-for-sale
(AFS) ABS instruments were determined as follows:

	Level II	Level III	Total 2019	Level II	Level III	Total 2018
ABSs	2,668	664	3,332	3,650	853	4,503